Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, shares issued	14,449,669	7,461,815
Ordinary shares, par value	$ 0.11	$ 0.11
Ordinary shares, shares authorized unlimited	Unlimited	Unlimited
Ordinary shares, shares issued	1,646,883	78,706
Ordinary shares, shares outstanding	1,646,883	78,706
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,500,000	30,500,000
Preferred stock, shares issued	6,934,828	7,454,795
Preferred stock, shares outstanding	6,934,828	7,454,795
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	21,000,000	21,000,000
Preferred stock, shares issued	7,507,845	0
Preferred stock, shares outstanding	7,507,845	0
Series Seed Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000	25,000
Preferred stock, shares issued	7,020	7,020
Preferred stock, shares outstanding	7,020	7,020